Summary of Significant Accounting Policies (Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Restricted cash, current	$ 3,671	$ 4,846	$ 20,640
Restricted cash, non-current	$ 15,332	$ 15,243	$ 3,641